Cover	Jun. 28, 2023
Cover [Abstract]
Entity Registrant Name	Iconic Brands, Inc.
Entity Central Index Key	0001350073
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 28, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	13-4362274
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	44 Seabro Avenue
Entity Address City Or Town	Amityville
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11701
City Area Code	631
Local Phone Number	464-4050
Entity File Number	333-227420